Finance Lease Receivable	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Disclosure Of Finance Lease Receivable Explanatory
NOTE 12. FINANCE LEASES RECEIVABLE
The Company has entered into finance lease arrangements for certain of its energy infrastructure assets, with initial terms ranging from three to 10 years.
The value of the finance lease receivable is comprised of the following:

	Minimum lease payments and unguaranteed residual value		Present value of minimum lease payments and unguaranteed residual value
December 31,	2022	2021	2022	2021

Less than one year	$73,614	$16,420	$60,020	$15,248

Between one and five years	196,314	64,739	149,052	49,546

Later than five years	144,482	62,827	85,432	38,564

	$414,410	$143,986	$294,504	$103,358

Less: Unearned finance income	(119,906)	(40,628)	-	-

	$294,504	$103,358	$294,504	$103,358

December 31,	2022	2021

Balance, January 1	$103,358	$64,274

Acquisition (Note 7)	110,097	-

Additions	86,602	40,154

Interest income	14,801	5,417

Billings and payments	(33,740)	(6,597)

Currency translation effects	13,386	110

Closing balance	$294,504	$103,358
For the years ended December 31, 2022 and 2021 the Company recognized selling profit related to the commencement of finance leases of $
17.5
 million and $
6.2
 million, respectively. Additionally, the Company recognized $
14.8 million and $5.4
 million of interest income on the finance leases receivable, during the years ended December 31, 2022 and 2021. Income related to variable lease payments was nominal during the years ended December 31, 2022 and 2021.
The average interest rates implicit in the leases are fixed at the contract date for the entire lease term. At December 31, 2022, the average interest rate was 9.4 percent per annum (December 31, 2021 – 8.0 percent). The finance leases receivables at the end of reporting period are neither past due nor impaired.